SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES (Details) (Parenthetical)	Dec. 31, 2024
Third Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate	15.00%